Financial Instruments (Fair Values of Financial Assets and Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023
Derivatives, Fair Value [Line Items]
Short-term Investments	$ 761	$ 292
Total Financial Assets at Fair Value	1,506	1,695
Total Financial Liabilities at Fair Value	$ 749	$ 718
Collateral Received or Posted against our Asset or Liability positions	not material
Derivative Assets and Liabilities, Subject to Master Netting Arrangements, which are not offset on balance sheet.	not material	not material
Carrying Amount, Hedged Fixed-Rate Debt	$ 1,900
Derivative Asset	114	$ 56
Derivative Liability	246	241
Derivatives Designated As Cash Flow Hedging Instruments Assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments, Assets, Total	82	18
Derivatives Designated As Cash Flow Hedging Instruments Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments, Liabilities, Total	174	190
Derivatives Not Designated As Hedging Instruments Assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments, Assets, Total	31	38
Derivatives Not Designated As Hedging Instruments Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	22	51
Fair Value, Inputs, Level 1 [Member] | Liability [Member]
Derivatives, Fair Value [Line Items]
Short-term Investments	0	0
Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Debt Securities, Available-for-sale		178
Fair Value, Inputs, Level 2 [Member] | Derivatives Designated As Cash Flow Hedging Instruments Assets [Member]
Derivatives, Fair Value [Line Items]
Foreign Exchange Forward contracts	55	3
Commodity contracts - other	27	10
Cross-Currency Contracts	0	5
Fair Value, Inputs, Level 2 [Member] | Derivatives Designated As Cash Flow Hedging Instruments Liabilities [Member]
Derivatives, Fair Value [Line Items]
Foreign Exchange Forward contracts	3	31
Commodity contracts - other	6	24
Cross-Currency Contracts	165	135
Fair Value, Inputs, Level 2 [Member] | Derivatives Not Designated As Hedging Instruments Assets [Member]
Derivatives, Fair Value [Line Items]
Foreign Exchange Forward contracts	28	33
Commodity contracts - other	3	5
Fair Value, Inputs, Level 2 [Member] | Derivatives Not Designated As Hedging Instruments Liabilities [Member]
Derivatives, Fair Value [Line Items]
Foreign Exchange Forward contracts	12	38
Commodity contracts - other	10	13
Fair Value, Inputs, Level 2 [Member] | Derivatives Designated As Fair Value Hedging Instruments Liabilities [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Fair Value Hedge Liability at Fair Value	46	0
Fair Value, Inputs, Level 2 [Member] | Derivatives Designated As Fair Value Hedging Instruments Assets [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Fair Value Hedge Asset at Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | Derivative Designated As Net Investment Hedging Instruments Assets
Derivatives, Fair Value [Line Items]
Cross-Currency Contracts	1	0
Fair Value, Inputs, Level 2 [Member] | Derivative Designated As Net Investment Hedging Instruments Liabilities
Derivatives, Fair Value [Line Items]
Cross-Currency Contracts	4	0
Fair Value, Inputs, Level 2 [Member] | Assets [Member]
Derivatives, Fair Value [Line Items]
Prepaid Forward Contract Fair Value	15	13
Deferred compensation	0	0
Fair Value, Inputs, Level 2 [Member] | Liability [Member]
Derivatives, Fair Value [Line Items]
Prepaid Forward Contract Fair Value	0	0
Deferred compensation	503	477
Level 3
Derivatives, Fair Value [Line Items]
Debt Securities, Available-for-sale	1,041	1,156
Fair Value, Inputs, Level 2 and Level 3 | Assets [Member]
Derivatives, Fair Value [Line Items]
Debt Securities, Available-for-sale	1,041	1,334
Fair Value, Inputs, Level 2 and Level 3 | Liability [Member]
Derivatives, Fair Value [Line Items]
Debt Securities, Available-for-sale	0	0
Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Short-term Investments	$ 336	$ 292